Profit Sharing - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Employers matching contribution percentage to 401(k) plan	20.00%
Total employer contributions to 401(k) plan	$ 0.2	$ 0.2	$ 0.2